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                             NORTH AMERICAN FUNDS

                           Supplement to Prospectus
                            Dated December 31, 1996


     On October 1, 1997, CypressTree Investments, Inc. ("CypressTree") completed the purchase of that portion of the business of NASL Financial Services, Inc. relating to acting as investment adviser and distributor of North American Funds (the "Fund"). Accordingly, effective October 1, 1997, CypressTree's investment advisory subsidiary, CypressTree Asset Management Corporation, Inc., is the investment adviser for the Fund, and CypressTree's broker-dealer subsidiary, CypressTree Funds Distributors, Inc., is the distributor for the Fund, in each case succeeding NASL Financial Services, Inc. CypressTree and its affiliates, based in Boston, Massachusetts, were formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers, banks and other intermediaries. CypressTree is a subsidiary of Cypress Holding Company, Inc., which is controlled by its management and by Berkshire Partners IV, L.P. References in the Prospectus to the "Adviser" and the "Distributor" should be deemed to be references to CypressTree Asset Management Corporation, Inc. and CypressTree Funds Distributors, Inc., respectively. The investment objectives and policies of each Portfolio of the Fund, the subadvisers to each Portfolio of the Fund, and the rates of advisory and subadvisory fees and the expense limits for each Portfolio are unchanged. The Fund's address, as set forth on the cover page of the Prospectus, is changed to 286 Congress Street, Boston, Massachusetts 02210. The Fund's telephone number, and the address to which new account applications, additional investment, redemption requests, shareholder inquiries, etc. should be sent, are as set forth in the Prospectus.

     Class B shares of each Portfolio of the Fund (except Class B shares of the Money Market Fund) purchased on or after October 1, 1997 will convert automatically to Class A shares of the same Portfolio eight years after purchase, rather than six years after purchase as described in the Prospectus. Thus, such shares will be subject to 1.00% annual service and distribution fees for eight years after purchase. Class B shares purchased prior to October 1, 1997 will still convert automatically to Class A shares of the same Portfolio six years after purchase, as described in the Prospectus . The characteristics of Class B shares are otherwise as described in the Prospectus under "Multiple Pricing System." Accordingly, in the tables contained in the "Example" section on pages 5-7 of the Prospectus, the amounts in the "10 Years" column for Class B shares are restated as follows:


                         PORTFOLIO                    10 YEARS
                         ---------                    --------

GLOBAL EQUITY (FORMERLY, "GLOBAL GROWTH")
     Class B shares                                     $257*
     Class B no redemption                              $257*

INTERNATIONAL GROWTH AND INCOME
     Class B shares                                     $257*
     Class B no redemption                              $257*

GROWTH AND INCOME
     Class B shares                                     $251*
     Class B no redemption                              $251*

EQUITY-INCOME (FORMERLY, "VALUE EQUITY"
               AND PREVIOUSLY "GROWTH")
     Class B shares                                     $251*
     Class B no redemption                              $251*



                The Date of this Supplement is October 1, 1997.

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BALANCED (FORMERLY, "ASSET ALLOCATION")
     Class B shares                                     $251*
     Class B no redemption                              $251*

STRATEGIC INCOME
     Class B shares                                     $232*
     Class B no redemption                              $232*

INVESTMENT QUALITY BOND
     Class B shares                                     $205*
     Class B no redemption                              $205*

NATIONAL MUNICIPAL BOND
     Class B shares                                     $193*
     Class B no redemption                              $193*

U.S. GOVERNMENT SECURITIES
     Class B shares                                     $205*
     Class B no redemption                              $205*


* Reflects the conversion to Class A shares eight years after purchase; therefore, years 9 and 10 reflect Class A expenses.

     The International Small Cap, Growth Equity and Balanced Funds each have a policy that at no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities which are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase, as described in the Prospectus. This policy is amended to reflect that preferred stocks are not subject to this 5% limitation.


                The Date of this Supplement is October 1, 1997.

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